RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Transactions with Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Revenues	$ 29,510	$ 18,673	$ 23,636
Expenses:
Cost of revenues	8,982	4,326	8,693
Operating expenses:
Research and development	8,047	6,071	5,812
Sales and marketing	8,528	7,834	7,295
General and administrative	4,523	2,393	2,262
Financial expenses	816	(433)	(332)
Transactions With Related Parties [Member]
Related Party Transaction [Line Items]
Revenues	18,461	169	72
Expenses:
Cost of revenues	210	42	56
Operating expenses:
Research and development	224	244	249
Sales and marketing	142	118	125
General and administrative	250	93	60
Financial expenses
Capital expenses	$ 21